Equity and Net Loss per Share (Details) - Schedule of Treasury Stock Method to the Warrants and RSUs - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024
Schedule of Treasury Stock Method to the Warrants and Rsus [Abstract]
Earnout shares		1,937,500
Warrants to purchase common stock	5,198,420	5,205,769	5,198,420
RSUs	915,568	939,330	915,568